AB Bond Fund, Inc.

All Market Real Return Portfolio

Consolidated Portfolio of Investments

July 31, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 70.5%
Real Estate – 30.5%
Diversified Real Estate Activities – 1.9%
Ayala Land, Inc.	2,554,100	$1,172,167
City Developments Ltd.	353,600	1,986,607
Daito Trust Construction Co., Ltd.	14,900	1,412,558
Mitsui Fudosan Co., Ltd.	592,100	13,233,087
Nomura Real Estate Holdings, Inc.	52,500	1,273,617
Sun Hung Kai Properties Ltd.	598,000	7,138,404

		26,216,440

Diversified REITs – 1.9%
Alexander & Baldwin, Inc.(a)	125,240	2,493,528
Armada Hoffler Properties, Inc.	345,290	4,896,212
Charter Hall Long Wale REIT	816,650	2,619,294
Cofinimmo SA	16,410	1,846,765
Essential Properties Realty Trust, Inc.	217,420	5,244,170
Growthpoint Properties Ltd.	2,546,122	2,075,809
ICADE	29,880	1,495,991
Merlin Properties Socimi SA	375,010	4,022,284
NTT UD REIT Investment Corp.	1,572	1,801,022

		26,495,075

Health Care REITs – 2.2%
Assura PLC	3,338,430	2,797,770
Medical Properties Trust, Inc.	323,260	5,573,003
Ventas, Inc.	163,300	8,782,274
Welltower, Inc.	142,350	12,290,499

		29,443,546

Hotel & Resort REITs – 0.9%
Invincible Investment Corp.	14,086	4,431,208
Park Hotels & Resorts, Inc.	332,010	5,176,036
RLJ Lodging Trust	207,970	2,597,545

		12,204,789

Industrial REITs – 4.8%
Ascendas Real Estate Investment Trust	1,194,800	2,571,757
Centuria Industrial REIT	1,245,480	2,778,842
Dream Industrial Real Estate Investment Trust	347,444	3,424,109
Duke Realty Corp.	154,080	9,639,245
GLP J-Reit	1,407	1,850,422
Industrial & Infrastructure Fund Investment Corp.(b)	1,270	1,765,826
LondonMetric Property PLC	735,070	2,241,501
Mapletree Logistics Trust	1,721,018	2,196,523
Mitsui Fudosan Logistics Park, Inc.(b)	408	1,602,433
Plymouth Industrial REIT, Inc.	60,276	1,160,916
Prologis, Inc.	129,721	17,195,816
Rexford Industrial Realty, Inc.	103,510	6,770,589
Segro PLC	447,592	5,987,876
STAG Industrial, Inc.	167,510	5,490,978

		64,676,833

Office REITs – 1.3%
City Office REIT, Inc.	315,980	4,455,318
Cousins Properties, Inc.	121,065	3,734,855

Company	Shares	U.S. $ Value

Daiwa Office Investment Corp.	415	$2,105,402
Derwent London PLC	35,530	1,240,427
Kenedix Office Investment Corp. - Class A	454	2,440,296
Nippon Building Fund, Inc.	437	2,318,174
Workspace Group PLC	257,130	1,848,127

		18,142,599

Real Estate Development – 1.2%
China Resources Land Ltd.	832,000	3,474,664
CK Asset Holdings Ltd.	369,000	2,612,419
Emaar Properties PJSC	1,019,700	1,530,256
Instone Real Estate Group SE(c)	102,439	1,122,326
Longfor Group Holdings Ltd.(c)	916,000	3,060,692
Megaworld Corp.	17,716,000	727,096
Midea Real Estate Holding Ltd.(c)	2,443,200	2,903,602
Times China Holdings Ltd.(b)	3,418,000	679,573

		16,110,628

Real Estate Operating Companies – 2.1%
Azrieli Group Ltd.	20,800	1,667,264
CA Immobilien Anlagen AG	64,239	2,096,753
Castellum AB(b)	164,140	2,631,497
Central Pattana PCL	622,800	1,074,377
CIFI Ever Sunshine Services Group Ltd.(b) (c)	560,120	403,859
CTP NV(c)	165,469	2,127,889
Fastighets AB Balder - Class B(a)	343,630	2,195,134
Hongkong Land Holdings Ltd.	567,500	2,949,899
Hulic Co., Ltd.(b)	176,200	1,413,140
Shurgard Self Storage SA	33,060	1,705,270
TAG Immobilien AG	117,370	1,299,786
VGP NV	14,850	2,608,195
Vonovia SE	199,834	6,658,427

		28,831,490

Real Estate Services – 0.1%
Unibail-Rodamco-Westfield(a)	26,690	1,505,501

Residential REITs – 5.2%
American Campus Communities, Inc.	77,080	5,034,866
American Homes 4 Rent - Class A	198,170	7,506,680
Equity LifeStyle Properties, Inc.	61,850	4,547,212
Equity Residential	117,430	9,205,338
Essex Property Trust, Inc.	28,900	8,280,717
Independence Realty Trust, Inc.	292,150	6,485,730
Kenedix Residential Next Investment Corp.(b)	1,389	2,335,043
Killam Apartment Real Estate Investment Trust	293,930	4,129,320
Minto Apartment Real Estate Investment Trust(c)	150,500	1,809,925
Sun Communities, Inc.	61,777	10,128,957
UDR, Inc.	164,940	7,983,096
UNITE Group PLC (The)	186,140	2,653,853

		70,100,737

Retail REITs – 3.9%
AEON REIT Investment Corp.(b)	2,395	2,809,074
Brixmor Property Group, Inc.	278,170	6,447,981
CapitaLand Integrated Commercial Trust	2,464,760	3,893,630

Company	Shares	U.S. $ Value

Kite Realty Group Trust	246,870	$4,910,244
Link REIT	691,201	5,788,345
Mercialys SA	154,538	1,369,864
NETSTREIT Corp.	208,776	4,279,908
Phillips Edison & Co., Inc.	133,680	4,550,467
Shopping Centres Australasia Property Group	833,940	1,740,411
Simon Property Group, Inc.	44,102	4,791,241
SITE Centers Corp.	374,850	5,476,559
Spirit Realty Capital, Inc.	133,020	5,898,107
Waypoint REIT Ltd.	621,600	1,145,045

		53,100,876

Specialized REITs – 5.0%
American Tower Corp.	12,418	3,363,167
Crown Castle International Corp.	11,572	2,090,598
CubeSmart	183,950	8,437,786
Equinix, Inc.	26,170	18,416,876
Extra Space Storage, Inc.	1,592	301,716
Iron Mountain, Inc.	25,108	1,217,487
National Storage Affiliates Trust	68,560	3,759,830
Public Storage	46,120	15,054,029
Safestore Holdings PLC	259,510	3,613,575
SBA Communications Corp.	2,882	967,747
VICI Properties, Inc.	280,040	9,574,568
Weyerhaeuser Co.	48,920	1,776,774

		68,574,153

		415,402,667

Energy – 10.3%
Integrated Oil & Gas – 6.9%
BP PLC	253,300	1,239,716
Chevron Corp.	48,565	7,953,976
Eni SpA	80,483	967,452
Equinor ASA	213,536	8,221,965
Exxon Mobil Corp.	222,156	21,533,581
Gazprom PJSC (Sponsored ADR)(a) (d) (e)	409,478	1
LUKOIL PJSC (Sponsored ADR)(d) (e)	20,541	0
PetroChina Co., Ltd. - Class H	12,358,000	5,770,685
Repsol SA	647,955	8,072,388
Shell PLC	1,092,374	29,140,510
TotalEnergies SE	213,159	10,887,598

		93,787,872

Oil & Gas Equipment & Services – 0.1%
Halliburton Co.	47,775	1,399,807

Oil & Gas Exploration & Production – 2.6%
Canadian Natural Resources Ltd.	32,354	1,786,538
ConocoPhillips	123,588	12,041,179
Coterra Energy, Inc.	67,207	2,055,862
EOG Resources, Inc.	92,706	10,310,761
Hess Corp.	39,300	4,420,071
Williams Cos., Inc. (The)	32,547	1,109,527
Woodside Energy Group Ltd.	127,694	2,883,392

		34,607,330

Oil & Gas Refining & Marketing – 0.1%
Marathon Petroleum Corp.	9,646	884,152

Company	Shares	U.S. $ Value

Neste Oyj	13,045	$670,791

		1,554,943

Oil & Gas Storage & Transportation – 0.6%
Antero Midstream Corp.	8,693	87,451
Cheniere Energy, Inc.	6,316	944,747
Enbridge, Inc.(b)	59,115	2,654,878
EnLink Midstream LLC(a)	6,840	67,032
Gibson Energy, Inc.(b)	4,277	87,908
Keyera Corp.(b)	6,447	167,097
Kinder Morgan, Inc.	52,108	937,423
Koninklijke Vopak NV	1,907	44,260
New Fortress Energy, Inc.	1,109	54,308
ONEOK, Inc.	11,934	712,937
Pembina Pipeline Corp.(b)	16,046	612,619
Targa Resources Corp.	6,092	421,018
TC Energy Corp.	28,613	1,525,446

		8,317,124

		139,667,076

Materials – 6.5%
Aluminum – 0.1%
Alcoa Corp.	28,739	1,462,528

Commodity Chemicals – 0.6%
Beijing Haixin Energy Technology Co., Ltd. - Class A	2,144,485	1,594,545
Corteva, Inc.	57,942	3,334,562
Ecopro Co., Ltd.	11,999	828,890
LG Chem Ltd.	1,801	838,824
LyondellBasell Industries NV - Class A	11,178	996,183
W-Scope Corp.(a) (b)	68,600	968,616

		8,561,620

Construction Materials – 0.1%
GCC SAB de CV	323,737	2,010,979

Copper – 0.3%
First Quantum Minerals Ltd.	119,491	2,183,507
Lundin Mining Corp.	169,867	957,745
OZ Minerals Ltd.(b)	51,687	690,292

		3,831,544

Diversified Chemicals – 0.1%
Sumitomo Chemical Co., Ltd.	372,100	1,462,327

Diversified Metals & Mining – 2.0%
Allkem Ltd.(a)	126,178	1,017,801
Anglo American PLC	205,212	7,417,357
BHP Group Ltd.	60,143	1,645,835
CMOC Group Ltd. - Class H	1,482,000	727,570
Ganfeng Lithium Co., Ltd. - Class A	62,580	829,999
Glencore PLC(a)	1,040,415	5,896,759
MMC Norilsk Nickel PJSC (ADR)(d) (e)	66,074	0
Rio Tinto PLC	94,782	5,721,940
Teck Resources Ltd. - Class B (Canada)	31,429	924,057
Teck Resources Ltd. - Class B (United States)	77,188	2,268,555

Company	Shares	U.S. $ Value

Zhejiang Huayou Cobalt Co., Ltd. - Class A	73,970	$926,496

		27,376,369

Electrical Components & Equipment – 0.1%
Beijing Easpring Material Technology Co., Ltd. - Class A	73,300	1,045,720

Fertilizers & Agricultural Chemicals – 0.3%
CF Industries Holdings, Inc.	42,728	4,080,097
OCI NV	13,664	474,368

		4,554,465

Forest Products – 0.1%
Interfor Corp.(a)	39,226	968,589

Gold – 0.9%
Agnico Eagle Mines Ltd.	84,154	3,618,382
Barrick Gold Corp.	199,556	3,141,011
Endeavour Mining PLC	169,956	3,316,973
Northern Star Resources Ltd.	100,312	551,278
Regis Resources Ltd.	421,495	522,215
St. Barbara Ltd.	576,170	454,287

		11,604,146

Industrial Gases – 0.2%
Air Liquide SA	4,361	599,561
Air Products and Chemicals, Inc.	3,202	794,832
Linde PLC	2,437	735,974

		2,130,367

Paper Packaging – 0.1%
Packaging Corp. of America	2,799	393,567
Sealed Air Corp.	24,639	1,505,936

		1,899,503

Paper Products – 0.2%
Stora Enso Oyj - Class R	115,490	1,786,132
Suzano SA	146,100	1,363,555

		3,149,687

Specialty Chemicals – 0.6%
Albemarle Corp.	3,170	774,463
Danimer Scientific, Inc.(a) (b)	217,601	1,005,316
Ecolab, Inc.	3,751	619,553
Evonik Industries AG	39,231	836,785
IMCD NV(b)	4,821	772,078
Johnson Matthey PLC	38,257	1,000,209
Livent Corp.(a)	26,387	656,772
Shanghai Putailai New Energy Technology Co., Ltd. - Class A	76,320	803,076
Sika AG (REG)	2,183	539,392
Umicore SA	18,309	663,195
Wacker Chemie AG	5,251	790,518

		8,461,357

Steel – 0.8%
ArcelorMittal SA	242,621	5,986,414

Company	Shares	U.S. $ Value

Commercial Metals Co.	24,300	$962,766
Steel Dynamics, Inc.	11,929	929,031
Vale SA (Sponsored ADR)	192,091	2,585,545

		10,463,756

		88,982,957

Capital Goods – 4.4%
Aerospace & Defense – 0.3%
BAE Systems PLC	116,210	1,092,227
Hexcel Corp.	15,547	940,749
Huntington Ingalls Industries, Inc.	7,179	1,556,695

		3,589,671

Agricultural & Farm Machinery – 0.2%
Deere & Co.	2,029	696,312
Lindsay Corp.	5,764	887,426
Toro Co. (The)	8,967	771,072

		2,354,810

Application Software – 0.1%
Roper Technologies, Inc.	2,554	1,115,255

Building Products – 0.5%
A O Smith Corp.	13,192	834,658
Carrier Global Corp.	21,971	890,485
Cie de Saint-Gobain	36,892	1,720,267
Kingspan Group PLC	9,251	598,800
Lennox International, Inc.	3,004	719,548
Nibe Industrier AB - Class B	66,965	674,612
Owens Corning	14,219	1,318,670
Zurn Elkay Water Solutions Corp.	20,116	582,358

		7,339,398

Construction & Engineering – 0.2%
Arcosa, Inc.	20,086	1,035,634
Ferrovial SA	14,552	389,675
MDU Resources Group, Inc.	5,433	155,221
Vinci SA	15,048	1,442,482

		3,023,012

Construction & Farm Machinery & Heavy Trucks – 0.1%
Cummins, Inc.	4,781	1,058,083
Iveco Group NV(a)	6,725	41,174

		1,099,257

Electrical Components & Equipment – 1.3%
Acuity Brands, Inc.	9,570	1,745,568
Advent Technologies Holdings, Inc.(a)	451,874	1,233,616
Ballard Power Systems, Inc.(a) (b)	91,540	734,865
Blink Charging Co.(a) (b)	28,098	594,835
Camel Group Co., Ltd. - Class A	880,000	1,522,015
Contemporary Amperex Technology Co., Ltd. - Class A(a)	12,300	934,580
EnerSys	16,373	1,079,144
First Solar, Inc.(a)	14,109	1,399,189

Company	Shares	U.S. $ Value

FuelCell Energy, Inc.(a) (b)	154,874	$555,998
Gotion High-tech Co., Ltd. - Class A	177,100	1,029,716
Hubbell, Inc.	4,157	910,466
Legrand SA	9,152	749,262
nVent Electric PLC	28,960	1,022,578
Plug Power, Inc.(a) (b)	34,453	735,227
Prysmian SpA	27,658	879,438
Signify NV(c)	31,019	1,007,436
Sunrun, Inc.(a)	47,824	1,563,367

		17,697,300

Heavy Electrical Equipment – 0.6%
Bloom Energy Corp. - Class A(a)	32,825	664,050
CS Wind Corp.	16,380	703,230
ITM Power PLC(a) (b)	156,775	409,328
Ming Yang Smart Energy Group Ltd. - Class A	265,196	1,180,915
NARI Technology Co., Ltd. - Class A	192,409	834,895
NEL ASA(a)	360,513	621,925
Nordex SE(a) (b)	64,289	624,677
Siemens Energy AG(a)	70,046	1,163,988
Siemens Gamesa Renewable Energy SA(a)	46,725	859,705
TPI Composites, Inc.(a)	60,738	1,000,355
Vestas Wind Systems A/S	24,690	648,945

		8,712,013

Industrial Conglomerates – 0.1%
General Electric Co.	13,472	995,715

Industrial Machinery – 0.8%
Chart Industries, Inc.(a)	4,335	845,715
Energy Recovery, Inc.(a)	37,086	824,422
Evoqua Water Technologies Corp.(a)	15,557	592,877
John Bean Technologies Corp.	6,240	700,814
McPhy Energy SA(a)	25,745	396,140
Mueller Industries, Inc.	16,688	1,123,603
NGK Insulators Ltd.	82,800	1,211,052
Pentair PLC	17,345	847,997
Snap-on, Inc.	7,346	1,645,871
SPX Corp.(a)	24,537	1,450,873
Watts Water Technologies, Inc. - Class A	6,042	834,582
Xylem, Inc./NY	8,336	767,162

		11,241,108

Trading Companies & Distributors – 0.2%
WW Grainger, Inc.	3,675	1,997,473

		59,165,012

Utilities – 4.1%
Electric Utilities – 1.0%
Avangrid, Inc.	27,883	1,358,739
Constellation Energy Corp.	1	66
Edison International	10,186	690,305
Elia Group SA/NV	1,049	159,250
Enel SpA	617,897	3,114,982
Eversource Energy	9,216	813,035

Company	Shares	U.S. $ Value

Exelon Corp.	20,116	$935,193
Fortis, Inc./Canada	13,911	657,121
Hydro One Ltd.(c)	8,907	248,663
Iberdrola SA(a)	79,451	848,380
NextEra Energy, Inc.	7,376	623,198
NRG Energy, Inc.	42,795	1,615,511
Orsted AS	6,446	750,422
PG&E Corp.(a)	40,363	438,342
Red Electrica Corp. SA	12,627	248,252
SSE PLC	33,162	716,246
Terna - Rete Elettrica Nazionale(b)	41,046	314,240

		13,531,945

Gas Utilities – 0.6%
AltaGas Ltd.	20,654	460,161
APA Group(b)	373,621	3,063,450
Atmos Energy Corp.	3,715	450,964
Beijing Enterprises Holdings Ltd.	13,990	44,838
Chesapeake Utilities Corp.	474	65,000
China Gas Holdings Ltd.	69,832	107,342
China Resources Gas Group Ltd.	26,327	110,479
Enagas SA(b)	7,260	143,303
ENN Energy Holdings Ltd.	22,089	360,329
Hong Kong & China Gas Co., Ltd.	315,730	333,453
Italgas SpA	14,182	81,132
Kunlun Energy Co., Ltd.	116,197	85,540
Naturgy Energy Group SA(b)	22,606	663,081
New Jersey Resources Corp.	2,569	118,662
Northwest Natural Holding Co.	915	49,108
ONE Gas, Inc.	1,445	122,738
Snam SpA	59,808	300,089
Southwest Gas Holdings, Inc.(a)	1,786	155,310
Spire, Inc.	1,393	104,809
Toho Gas Co., Ltd.	2,886	69,477
Tokyo Gas Co., Ltd.	11,964	234,984
Towngas Smart Energy Co., Ltd.(a)	29,498	14,049
UGI Corp.	41,667	1,798,348

		8,936,646

Independent Power and Renewable Electricity Producers – 0.9%
Atlantica Sustainable Infrastructure PLC	27,796	991,205
Azure Power Global Ltd.(a) (b)	50,249	615,048
Boralex, Inc. - Class A	23,933	868,320
Brookfield Renewable Corp. - Class A	21,269	832,124
China Longyuan Power Group Corp. Ltd. - Class H	341,000	547,837
EDP Renovaveis SA	107,946	2,807,598
Innergex Renewable Energy, Inc.	67,435	1,013,197
NextEra Energy Partners LP	13,089	1,082,984
Ormat Technologies, Inc.	9,445	817,370
Solaria Energia y Medio Ambiente SA(a)	29,094	670,837
TransAlta Renewables, Inc.(b)	71,927	1,004,299
Xinyi Energy Holdings Ltd.(b)	1,238,000	626,839

		11,877,658

Company	Shares	U.S. $ Value

Independent Power Producers & Energy Traders – 0.5%
AES Corp. (The)	37,564	$834,672
Clearway Energy, Inc. - Class A	22,353	771,849
Drax Group PLC	103,523	993,067
ERG SpA	24,957	814,028
Guangxi Guiguan Electric Power Co., Ltd. - Class A	831,500	773,697
Northland Power, Inc.	28,176	923,688
RWE AG	29,679	1,220,933

		6,331,934

Multi-Utilities – 0.6%
ACEA SpA	1,242	17,935
Algonquin Power & Utilities Corp.	65,847	920,948
CenterPoint Energy, Inc.	16,820	533,026
Consolidated Edison, Inc.	9,467	939,789
DTE Energy Co.	13,165	1,715,399
E.ON SE	83,105	747,039
National Grid PLC	113,082	1,557,093
NiSource, Inc.	10,843	329,627
NorthWestern Corp.	1,446	80,181
Sempra Energy	8,399	1,392,554
United Utilities Group PLC	19,892	264,296
Unitil Corp.	428	23,442

		8,521,329

Water Utilities – 0.5%
American States Water Co.	9,430	822,013
American Water Works Co., Inc.	8,707	1,353,416
Beijing Enterprises Water Group Ltd.	2,794,018	847,092
California Water Service Group	18,939	1,137,855
China Water Affairs Group Ltd.	24,762	22,227
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	9,970	85,443
Essential Utilities, Inc.	6,152	319,535
Middlesex Water Co.	5,129	487,819
Pennon Group PLC	8,016	98,120
Severn Trent PLC	7,390	265,684
SJW Group	19,252	1,264,086

		6,703,290

		55,902,802

Pharmaceuticals & Biotechnology – 1.8%
Biotechnology – 0.2%
AbbVie, Inc.	12,984	1,863,334
Amgen, Inc.	488	120,765
Moderna, Inc.(a)	7,913	1,298,444

		3,282,543

Life Sciences Tools & Services – 0.5%
Danaher Corp.	3,795	1,106,129
Eurofins Scientific SE	11,012	858,478
Mettler-Toledo International, Inc.(a)	1,410	1,903,119
Waters Corp.(a)	7,011	2,552,214

		6,419,940

Company	Shares	U.S. $ Value

Pharmaceuticals – 1.1%
Bayer AG (REG)	49,624	$2,894,580
Elanco Animal Health, Inc.(a)	45,159	914,921
Eli Lilly & Co.	7,641	2,519,161
Johnson & Johnson	516	90,052
Novo Nordisk A/S - Class B	20,052	2,335,532
Pfizer, Inc.	47,082	2,378,112
Roche Holding AG (BR)	1,486	605,790
Roche Holding AG (Genusschein)	5,554	1,843,953
Takeda Pharmaceutical Co., Ltd.	20,700	607,342
Zoetis, Inc.	4,155	758,495

		14,947,938

		24,650,421

Software & Services – 1.6%
Application Software – 0.5%
Adobe, Inc.(a)	3,662	1,501,860
Autodesk, Inc.(a)	398	86,095
Cadence Design Systems, Inc.(a)	11,252	2,093,772
Constellation Software, Inc./Canada	43	73,148
Dropbox, Inc. - Class A(a)	60,876	1,384,320
Fair Isaac Corp.(a)	1,819	840,433

		5,979,628

Data Processing & Outsourced Services – 0.2%
Mastercard, Inc. - Class A	7,827	2,769,114

IT Consulting & Other Services – 0.2%
Accenture PLC - Class A	3,886	1,190,126
Gartner, Inc.(a)	6,747	1,791,194
Kyndryl Holdings, Inc.(a)	720	7,538

		2,988,858

Systems Software – 0.7%
Check Point Software Technologies Ltd.(a)	2,981	371,433
Fortinet, Inc.(a)	29,034	1,731,878
Microsoft Corp.	24,850	6,976,389
NortonLifeLock, Inc.	5,795	142,151
ServiceNow, Inc.(a)	1,142	510,086

		9,731,937

		21,469,537

Food Beverage & Tobacco – 1.5%
Agricultural Products – 0.3%
Archer-Daniels-Midland Co.	19,591	1,621,547
Bunge Ltd.	18,363	1,695,456
Darling Ingredients, Inc.(a)	11,966	829,004

		4,146,007

Brewers – 0.0%
Kirin Holdings Co., Ltd.	37,200	611,879

Packaged Foods & Meats – 1.0%
Danone SA	15,664	863,700
Hershey Co. (The)	7,649	1,743,666

Company	Shares	U.S. $ Value

Hormel Foods Corp.	14,128	$697,076
JBS SA	132,600	818,547
Maple Leaf Foods, Inc.	68,386	1,450,976
Marfrig Global Foods SA	297,800	759,738
Mowi ASA	78,469	1,810,679
Nestle SA (REG)	13,109	1,606,210
Pilgrim’s Pride Corp.(a)	38,853	1,218,819
Sao Martinho SA	85,700	580,211
Tyson Foods, Inc. - Class A	22,427	1,973,800

		13,523,422

Tobacco – 0.2%
Imperial Brands PLC	76,035	1,669,449
Philip Morris International, Inc.	4,765	462,920

		2,132,369

		20,413,677

Semiconductors & Semiconductor Equipment – 1.1%
Semiconductor Equipment – 0.5%
Applied Materials, Inc.	13,549	1,435,923
ASML Holding NV	3,740	2,149,594
Enphase Energy, Inc.(a)	3,121	886,926
KLA Corp.	534	204,810
SolarEdge Technologies, Inc.(a)	2,536	913,290
Xinyi Solar Holdings Ltd.	482,000	818,827

		6,409,370

Semiconductors – 0.6%
Broadcom, Inc.	916	490,500
Canadian Solar, Inc.(a)	30,410	1,121,825
LONGi Green Energy Technology Co., Ltd. - Class A	102,732	941,261
NVIDIA Corp.	7,629	1,385,655
QUALCOMM, Inc.	16,578	2,404,805
STMicroelectronics NV	22,902	866,692
SunPower Corp.(a) (b)	37,184	757,438
Wolfspeed, Inc.(a)	7,221	601,509

		8,569,685

		14,979,055

Technology Hardware & Equipment – 1.1%
Communications Equipment – 0.1%
Palo Alto Networks, Inc.(a)	1,601	799,059

Electronic Components – 0.0%
Samsung SDI Co., Ltd.	1,350	593,392

Electronic Equipment & Instruments – 0.2%
Itron, Inc.(a)	17,381	1,015,051
Landis+Gyr Group AG(a) (b)	21,597	1,425,498

		2,440,549

Technology Distributors – 0.1%
Arrow Electronics, Inc.(a)	5,317	681,480

Company	Shares	U.S. $ Value

CDW Corp./DE	5,159	$936,513

		1,617,993

Technology Hardware, Storage & Peripherals – 0.7%
Apple, Inc.	56,116	9,119,411

		14,570,404

Media & Entertainment – 0.8%
Advertising – 0.1%
Omnicom Group, Inc.	22,165	1,548,004

Cable & Satellite – 0.0%
SES SA	11,186	84,418

Integrated Telecommunication Services – 0.1%
RAI Way SpA(c)	2,777	13,821
Sirius XM Holdings, Inc.(b)	254,856	1,702,438

		1,716,259

Interactive Home Entertainment – 0.2%
Electronic Arts, Inc.	13,488	1,770,030

Interactive Media & Services – 0.4%
Alphabet, Inc. - Class A(a)	19,920	2,317,094
Alphabet, Inc. - Class C(a)	18,800	2,192,832
Meta Platforms, Inc. - Class A(a)	8,139	1,294,915

		5,804,841

		10,923,552

Transportation – 0.7%
Air Freight & Logistics – 0.1%
Kuehne + Nagel International AG (REG)	3,876	1,043,889

Airport Services – 0.1%
Aena SME SA(a)	2,144	271,194
Aeroports de Paris(a)	751	103,767
Auckland International Airport Ltd.(a)	35,229	165,425
Beijing Capital International Airport Co., Ltd. - Class H(a)	47,699	28,040
Flughafen Zurich AG (REG)(a)	556	92,461
Fraport AG Frankfurt Airport Services Worldwide(a)	1,079	49,346
Grupo Aeroportuario del Centro Norte SAB de CV (ADR)	992	48,191
Grupo Aeroportuario del Pacifico SAB de CV (ADR)	1,008	136,120
Grupo Aeroportuario del Sureste SAB de CV (ADR)	574	107,803
Japan Airport Terminal Co., Ltd.(a) (b)	2,717	106,502

		1,108,849

Highways & Railtracks – 0.5%
Atlantia SpA	14,641	338,363
Atlas Arteria Ltd.	27,977	152,232
Getlink SE	12,675	253,682
Jiangsu Expressway Co., Ltd. - Class H	35,649	31,110
Shenzhen Expressway Corp. Ltd. - Class H	20,280	18,698

Company	Shares	U.S. $ Value

Transurban Group(b)	526,319	$5,379,868
Yuexiu Transport Infrastructure Ltd.	27,334	15,302

		6,189,255

Marine – 0.0%
AP Moller - Maersk A/S - Class B	43	117,404
SITC International Holdings Co., Ltd.	119,000	405,186

		522,590

Marine Ports & Services – 0.0%
China Merchants Port Holdings Co., Ltd.	39,757	64,122
COSCO SHIPPING Ports Ltd.	48,358	36,100
Hamburger Hafen und Logistik AG	655	9,129
Hutchison Port Holdings Trust	147,394	34,710
Westshore Terminals Investment Corp.(b)	1,144	30,312

		174,373

Trucking – 0.0%
Nippon Express Holdings, Inc.	11,100	663,285

		9,702,241

Retailing – 0.7%
Automotive Retail – 0.1%
AutoZone, Inc.(a)	805	1,720,599

Computer & Electronics Retail – 0.0%
Best Buy Co., Inc.	1,717	132,192

Department Stores – 0.1%
Next PLC	10,432	868,483

General Merchandise Stores – 0.1%
Dollarama, Inc.	8,961	543,097

Home Improvement Retail – 0.0%
Home Depot, Inc. (The)	1,686	507,385

Hotels, Resorts & Cruise Lines – 0.1%
Booking Holdings, Inc.(a)	210	406,495
Expedia Group, Inc.(a)	13,058	1,384,801

		1,791,296

Internet & Direct Marketing Retail – 0.3%
Amazon.com, Inc.(a)	30,295	4,088,310

		9,651,362

Commercial & Professional Services – 0.7%
Diversified Support Services – 0.1%
Copart, Inc.(a)	3,709	475,123

Environmental & Facilities Services – 0.4%
Aker Carbon Capture ASA(a)	251,479	566,823
Casella Waste Systems, Inc. - Class A(a)	9,308	753,483
Clean Harbors, Inc.(a)	10,665	1,040,797
Republic Services, Inc.	6,962	965,351
Tetra Tech, Inc.	6,486	994,109

Company	Shares	U.S. $ Value

Waste Management, Inc.	4,965	$817,041

		5,137,604

Human Resource & Employment Services – 0.1%
Robert Half International, Inc.	20,815	1,647,299

Research & Consulting Services – 0.1%
Booz Allen Hamilton Holding Corp.	16,086	1,543,934

		8,803,960

Banks – 0.6%
Diversified Banks – 0.5%
Banco Bilbao Vizcaya Argentaria SA	118,548	537,220
Bank of America Corp.	9,976	337,289
BNP Paribas SA	8,081	381,805
CaixaBank SA	69,032	207,285
ING Groep NV	34,356	333,728
JPMorgan Chase & Co.	17,047	1,966,542
National Bank of Canada	24,093	1,690,489
Societe Generale SA	55,214	1,237,147

		6,691,505

Regional Banks – 0.1%
KeyCorp	89,857	1,644,383

		8,335,888

Health Care Equipment & Services – 0.6%
Health Care Distributors – 0.3%
AmerisourceBergen Corp.	11,517	1,680,676
McKesson Corp.	5,369	1,833,943

		3,514,619

Health Care Equipment – 0.1%
ABIOMED, Inc.(a)	971	284,513
IDEXX Laboratories, Inc.(a)	3,151	1,257,816

		1,542,329

Managed Health Care – 0.2%
Centene Corp.(a)	13,298	1,236,315
Molina Healthcare, Inc.(a)	5,947	1,948,951

		3,185,266

		8,242,214

Diversified Financials – 0.6%
Asset Management & Custody Banks – 0.3%
Ameriprise Financial, Inc.	7,073	1,909,144
Brookfield Infrastructure Corp. - Class A(b)	2,510	114,983
Carlyle Group, Inc. (The)	34,567	1,345,002
Hicl Infrastructure PLC	56,502	119,313

		3,488,442

Consumer Finance – 0.1%
Ally Financial, Inc.	31,571	1,044,053

Company	Shares	U.S. $ Value

Capital One Financial Corp.	1,999	$219,550

		1,263,603

Financial Exchanges & Data – 0.1%
Moody’s Corp.	2,727	846,052

Investment Banking & Brokerage – 0.1%
Goldman Sachs Group, Inc. (The)	4,312	1,437,578

Mortgage REITs – 0.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(b)	14,588	526,481

		7,562,156

Telecommunication Services – 0.5%
Integrated Telecommunication Services – 0.5%
Cellnex Telecom SA(b)	56,637	2,533,321
China Tower Corp. Ltd. - Class H(c)	1,266,030	162,878
Eutelsat Communications SA	4,842	36,846
Helios Towers PLC(a) (b)	12,840	22,575
Infrastrutture Wireless Italiane SpA	206,316	2,168,045
Telefonica SA	325,915	1,454,784
Telstra Corp., Ltd.	91,737	250,718
Vantage Towers AG	2,803	83,183

		6,712,350

Wireless Telecommunication Services – 0.0%
SoftBank Corp.	13,600	157,247

		6,869,597

Financials – 0.4%
Banks – 0.3%
Oversea-Chinese Banking Corp., Ltd.	106,100	899,165
Resona Holdings, Inc.	331,100	1,286,736
Skandinaviska Enskilda Banken AB - Class A	61,111	662,042
Standard Chartered PLC	116,059	799,959

		3,647,902

Insurance Brokers – 0.1%
Aon PLC - Class A	6,422	1,869,059

		5,516,961

Consumer Durables & Apparel – 0.4%
Apparel, Accessories & Luxury Goods – 0.1%
Pandora A/S	10,242	760,896

Consumer Electronics – 0.1%
Panasonic Holdings Corp.	100,500	829,741

Homebuilding – 0.2%
Desarrolladora Homex SAB de CV(a)	1,590	2
Installed Building Products, Inc.	6,626	672,009
PulteGroup, Inc.	69,892	3,048,689
Urbi Desarrollos Urbanos SAB de CV(a)	9	4

		3,720,704

		5,311,341

Company	Shares	U.S. $ Value

Insurance – 0.3%
Life & Health Insurance – 0.2%
Aegon NV	81,333	$357,231
Japan Post Holdings Co., Ltd.(a)	79,000	568,787
Japan Post Insurance Co., Ltd.	94,900	1,534,329
Medibank Pvt Ltd.	396,214	952,709
NN Group NV	6,446	302,462

		3,715,518

Multi-line Insurance – 0.0%
Aviva PLC	36,632	177,402

Property & Casualty Insurance – 0.1%
Cincinnati Financial Corp.	3,680	358,211
Fidelity National Financial, Inc.	8,576	342,697

		700,908

		4,593,828

Automobiles & Components – 0.2%
Auto Parts & Equipment – 0.1%
Aisin Corp.	40,200	1,193,883

Automobile Manufacturers – 0.1%
Nissan Motor Co., Ltd.	163,600	622,148
Tesla, Inc.(a)	1,368	1,219,504

		1,841,652

		3,035,535

Industrials – 0.2%
Airlines – 0.0%
Southwest Airlines Co.(a)	9,415	358,900

Machinery – 0.1%
AGCO Corp.	7,901	860,577
CNH Industrial NV	20,003	257,692

		1,118,269

Road & Rail – 0.1%
Aurizon Holdings Ltd.	302,961	857,469

		2,334,638

Health Care – 0.2%
Biotechnology – 0.0%
Regeneron Pharmaceuticals, Inc.(a)	670	389,732

Health Care Equipment – 0.1%
Inmode Ltd.(a)	35,784	1,189,460

Health Care Equipment & Supplies – 0.1%
Hologic, Inc.(a)	6,904	492,808

Managed Health Care – 0.0%
UnitedHealth Group, Inc.	286	155,109

		2,227,109

Company	Shares	U.S. $ Value

Information Technology – 0.2%
Technology Hardware, Storage & Peripherals – 0.2%
NetApp, Inc.	21,157	$1,509,129
Ricoh Co., Ltd.	79,400	638,619

		2,147,748

Food & Staples Retailing – 0.1%
Food Distributors – 0.1%
Sysco Corp.	19,877	1,687,557

Food Retail – 0.0%
George Weston Ltd.	1,246	148,716

		1,836,273

Household & Personal Products – 0.1%
Household Products – 0.1%
Colgate-Palmolive Co.	21,951	1,728,422

Residential – 0.1%
Homebuilding – 0.1%
Ez Tec Empreendimentos e Participacoes SA	506,200	1,651,428

Consumer Services – 0.1%
Casinos & Gaming – 0.0%
Aristocrat Leisure Ltd.	12,763	318,412
La Francaise des Jeux SAEM	3,426	122,370

		440,782

Restaurants – 0.0%
Chipotle Mexican Grill, Inc.(a)	129	201,784
Domino’s Pizza, Inc.	531	208,211

		409,995

Specialized Consumer Services – 0.1%
WW International, Inc.(a)	98,585	654,604

		1,505,381

Consumer Discretionary – 0.1%
Hotels, Resorts & Cruise Lines – 0.1%
Marriott International, Inc./MD - Class A	6,190	983,096

Specialty Retail – 0.0%
Ulta Beauty, Inc.(a)	1,081	420,411

		1,403,507

Communication Services – 0.0%
Integrated Telecommunication Services – 0.0%
Spark New Zealand Ltd.	130,586	419,909

Total Common Stocks (cost $927,633,337)		959,006,658

INVESTMENT COMPANIES – 0.9%
Funds and Investment Trusts – 0.9%(f)
3i Infrastructure PLC	18,204	74,427
JPMorgan Alerian MLP Index ETN(b)	218,300	4,665,071
VanEck Agribusiness ETF	55,349	5,087,127

Company	Shares	U.S. $ Value

VanEck Gold Miners ETF/USA	127,800	$3,357,306

Total Investment Companies (cost $11,448,102)		13,183,931

SHORT-TERM INVESTMENTS – 24.3%
Investment Companies – 24.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.72%(f) (g) (h) (cost $330,392,397)	330,392,397	330,392,397

Total Investments Before Security Lending Collateral for Securities Loaned – 95.7% (cost $1,269,473,836)		1,302,582,986

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.0%
Investment Companies – 1.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.72%(f) (g) (h) (cost $13,700,552)	13,700,552	13,700,552

Total Investments – 96.7% (cost $1,283,174,388)(i)		1,316,283,538
Other assets less liabilities – 3.3%		44,490,384

Net Assets – 100.0%		$1,360,773,922

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Brent Crude Futures	335	October 2022	$33,372,700	$1,300,329
Cattle Feeder Futures	57	August 2022	5,089,388	321,357
Coffee Robusta Futures	145	September 2022	2,943,500	(14,989)
Coffee ‘C’ Futures	99	September 2022	8,063,550	(377,142)
Copper Futures	235	September 2022	20,994,312	(2,725,305)
Corn Futures	742	September 2022	22,862,875	(4,673,146)
Cotton No.2 Futures	137	December 2022	6,626,690	(1,309,921)
Gasoline RBOB Futures	114	August 2022	14,906,002	(1,682,005)
Gold 100 OZ Futures	309	December 2022	55,057,620	1,775,956
KC HRW Wheat Futures	128	September 2022	5,596,800	(1,800,393)
Lean Hogs Futures	321	October 2022	12,483,690	23,597
Live Cattle Futures	169	October 2022	9,614,410	8,455
LME Nickel Futures	71	September 2022	10,055,304	747,391
LME Primary Aluminum Futures	221	September 2022	13,830,401	491,044
LME Zinc Futures	136	September 2022	11,397,684	1,058,681
Low SU Gasoil Futures	166	September 2022	18,081,550	(2,125,794)
Natural Gas Futures	771	October 2022	63,861,930	14,536,281
NY Harbor ULSD Futures	85	August 2022	12,669,930	(2,077,551)
Platinum Futures	55	October 2022	2,446,950	(135,450)
Silver Futures	129	September 2022	13,027,065	(1,093,078)
Soybean Futures	350	November 2022	25,698,750	(1,383,541)
Soybean Meal Futures	349	December 2022	14,605,650	622,127

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Soybean Oil Futures	380	December 2022	14,970,480	$(1,747,145)
Sugar 11 (World) Futures	420	September 2022	8,250,816	(215,948)
Wheat (CBT) Futures	252	September 2022	10,177,650	(3,566,574)
WTI Crude Futures	204	August 2022	20,118,480	(643,278)
WTI Crude Futures	151	November 2022	14,174,370	520,181
Sold Contracts
Bloomberg Commodity Index Futures	2,116	September 2022	25,779,228	1,909,549
MSCI Emerging Markets Futures	205	September 2022	10,234,625	57,385

				$(2,198,927)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	JPY	161,295	USD	1,205	09/08/2022	$(7,421)
Bank of America, NA	USD	3,908	SGD	5,490	09/15/2022	66,704
Bank of America, NA	NOK	21,742	USD	2,171	09/22/2022	(81,071)
Bank of America, NA	EUR	13,599	USD	13,844	09/29/2022	(111,801)
Barclays Bank PLC	GBP	2,915	USD	3,654	08/25/2022	102,081
Barclays Bank PLC	CLP	12,357,199	USD	12,876	09/15/2022	(729,807)
Barclays Bank PLC	PEN	31,936	USD	8,274	09/15/2022	182,563
Barclays Bank PLC	USD	3,946	PEN	15,390	09/15/2022	(46,880)
Barclays Bank PLC	NOK	12,113	USD	1,193	09/22/2022	(61,977)
Barclays Bank PLC	INR	3,334	USD	42	09/28/2022	32
Barclays Bank PLC	PHP	61,354	USD	1,079	10/27/2022	(23,874)
Barclays Bank PLC	USD	16,433	IDR	249,502,000	10/27/2022	333,609
Barclays Bank PLC	MYR	10,461	USD	2,359	12/15/2022	12,088
Barclays Bank PLC	MYR	59,440	USD	13,281	12/15/2022	(54,729)
Barclays Bank PLC	USD	23,129	MYR	102,113	12/15/2022	(219,578)
BNP Paribas SA	USD	2,548	COP	11,615,290	09/15/2022	140,652
BNP Paribas SA	USD	1,212	NOK	12,113	09/22/2022	43,150
Brown Brothers Harriman & Co.	CHF	834	USD	867	09/08/2022	(11,334)
Brown Brothers Harriman & Co.	USD	1,650	AUD	2,384	10/20/2022	17,981
Citibank, NA	KRW	25,589,763	USD	19,505	10/27/2022	(151,366)
Citibank, NA	USD	8,571	PHP	487,864	10/27/2022	194,506
Credit Suisse International	AUD	4,957	USD	3,443	08/17/2022	(21,352)
Credit Suisse International	ZAR	79,736	USD	4,668	08/18/2022	(120,732)
Credit Suisse International	PLN	24,566	USD	5,083	09/09/2022	(178,985)
Credit Suisse International	USD	12,115	HUF	4,963,303	09/09/2022	316,608
Deutsche Bank AG	BRL	156,274	USD	29,607	08/02/2022	(595,769)
Deutsche Bank AG	USD	29,826	BRL	156,274	08/02/2022	377,164
Deutsche Bank AG	CAD	5,639	USD	4,325	08/17/2022	(77,941)
Deutsche Bank AG	NZD	10,669	USD	6,656	08/17/2022	(53,458)
Deutsche Bank AG	SEK	44,331	USD	4,228	08/17/2022	(137,710)
Deutsche Bank AG	USD	1,994	ZAR	34,284	08/18/2022	65,143
Deutsche Bank AG	ZAR	153,354	USD	9,399	08/18/2022	189,875
Deutsche Bank AG	USD	15,354	BRL	83,061	09/02/2022	549,734
Deutsche Bank AG	DKK	15,603	USD	2,200	09/22/2022	49,640
Deutsche Bank AG	USD	4,056	MXN	84,850	09/29/2022	61,759
Deutsche Bank AG	CNH	50,031	USD	7,386	10/20/2022	(34,966)
Deutsche Bank AG	USD	1,792	IDR	27,226,771	10/27/2022	37,231
Goldman Sachs Bank USA	BRL	9,848	USD	1,898	08/02/2022	(5,246)
Goldman Sachs Bank USA	USD	1,869	BRL	9,848	08/02/2022	33,866
Goldman Sachs Bank USA	CHF	2,593	USD	2,696	08/17/2022	(30,571)
Goldman Sachs Bank USA	USD	2,965	CAD	3,818	08/17/2022	16,474
Goldman Sachs Bank USA	USD	2,754	NOK	28,004	08/17/2022	145,074
Goldman Sachs Bank USA	ZAR	58,883	USD	3,484	08/18/2022	(51,925)
Goldman Sachs Bank USA	PLN	10,241	USD	2,144	09/09/2022	(49,782)
Goldman Sachs Bank USA	USD	3,505	HUF	1,387,308	09/09/2022	(30,623)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	USD	10,130	PLN	48,217	09/09/2022	$197,350
Goldman Sachs Bank USA	PEN	5,183	USD	1,281	09/15/2022	(31,819)
Goldman Sachs Bank USA	USD	3,364	MXN	69,317	09/29/2022	318
Goldman Sachs Bank USA	CNH	102,208	USD	15,140	10/20/2022	(20,595)
Goldman Sachs Bank USA	USD	829	TWD	24,624	10/21/2022	(5,002)
Goldman Sachs Bank USA	USD	2,587	KRW	3,388,199	10/27/2022	15,249
HSBC Bank USA	CAD	12,280	USD	9,483	08/17/2022	(105,960)
HSBC Bank USA	CHF	21,101	USD	21,837	08/17/2022	(354,061)
HSBC Bank USA	USD	17,229	NZD	27,647	08/17/2022	157,972
HSBC Bank USA	USD	1,067	NZD	1,652	08/26/2022	(27,772)
HSBC Bank USA	USD	1,604	EUR	1,576	09/29/2022	13,575
HSBC Bank USA	USD	9,476	TWD	282,000	10/21/2022	(43,895)
JPMorgan Chase Bank, NA	EUR	12,395	USD	12,513	08/17/2022	(168,132)
JPMorgan Chase Bank, NA	GBP	15,164	USD	18,241	08/17/2022	(232,003)
JPMorgan Chase Bank, NA	SEK	184,876	USD	18,041	08/17/2022	(164,043)
JPMorgan Chase Bank, NA	USD	3,691	AUD	5,436	08/17/2022	107,641
JPMorgan Chase Bank, NA	USD	7,949	GBP	6,608	08/17/2022	101,284
JPMorgan Chase Bank, NA	USD	23,390	JPY	3,223,838	08/17/2022	811,336
JPMorgan Chase Bank, NA	USD	17,811	NOK	176,655	08/17/2022	473,778
JPMorgan Chase Bank, NA	USD	5,629	NZD	9,139	08/17/2022	118,699
JPMorgan Chase Bank, NA	USD	1,058	GBP	843	08/25/2022	(30,947)
JPMorgan Chase Bank, NA	CZK	362,429	USD	14,821	09/09/2022	(153,612)
JPMorgan Chase Bank, NA	PLN	5,750	USD	1,217	09/09/2022	(13,980)
JPMorgan Chase Bank, NA	USD	6,944	CLP	7,114,607	09/15/2022	889,138
JPMorgan Chase Bank, NA	USD	2,208	COP	10,326,037	09/15/2022	181,658
JPMorgan Chase Bank, NA	USD	1,115	PEN	4,354	09/15/2022	(11,462)
JPMorgan Chase Bank, NA	USD	9,802	TWD	291,952	10/21/2022	(37,210)
JPMorgan Chase Bank, NA	USD	7,985	IDR	120,987,000	10/27/2022	145,469
Morgan Stanley Capital Services, Inc.	CHF	943	USD	967	09/08/2022	(26,652)
Morgan Stanley Capital Services, Inc.	USD	6,739	CHF	6,595	09/08/2022	208,069
Morgan Stanley Capital Services, Inc.	USD	9,814	MYR	43,531	12/15/2022	(48,233)
Standard Chartered Bank	USD	3,190	AUD	4,625	08/17/2022	41,499
Standard Chartered Bank	TWD	711,513	USD	23,966	10/21/2022	167,928
State Street Bank & Trust Co.	THB	572,961	USD	15,849	08/10/2022	274,450
State Street Bank & Trust Co.	USD	3,772	THB	139,204	08/10/2022	12,048
State Street Bank & Trust Co.	GBP	1,776	USD	2,135	08/25/2022	(29,200)
State Street Bank & Trust Co.	NZD	174	USD	112	08/26/2022	2,840
State Street Bank & Trust Co.	PLN	7,484	USD	1,573	09/09/2022	(29,939)
State Street Bank & Trust Co.	USD	1,413	HKD	11,075	09/21/2022	(472)
State Street Bank & Trust Co.	USD	1,147	NOK	11,544	09/22/2022	48,426
State Street Bank & Trust Co.	USD	3,778	SEK	38,840	09/22/2022	52,489
State Street Bank & Trust Co.	USD	36	AUD	52	10/20/2022	389
UBS AG	USD	1,018	MXN	21,145	09/29/2022	8,519
UBS AG	AUD	1,566	USD	1,082	10/20/2022	(13,582)

						$2,528,589

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	30,950	03/18/2031	2.378%	CPI#	Maturity	$357,639	$—	$357,639
Goldman Sachs International	USD	63,680	04/26/2027	1.705%	CPI#	Maturity	5,393,189	—	5,393,189
Goldman Sachs International	USD	53,750	04/26/2027	2.175%	CPI#	Maturity	3,337,543	—	3,337,543
Goldman Sachs International	USD	110,190	04/25/2030	1.900%	CPI#	Maturity	3,753,043	—	3,753,043
Goldman Sachs International	USD	58,060	03/16/2031	2.289%	CPI#	Maturity	906,368	—	906,368

							$13,747,782	$—	$13,747,782

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Obligation
UBS AG
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR Plus 0.38%	Quarterly	USD	49,532	09/15/2022	$(4,132,507)
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR Plus 0.31%	Quarterly	USD	2,295	09/15/2022	(191,684)
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR Plus 0.43%	Quarterly	USD	42,042	01/17/2023	(3,505,327)
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR Plus 0.37%	Quarterly	USD	2,718	01/17/2023	(226,786)
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR Plus 0.30%	Quarterly	USD	19,630	05/15/2023	(188,266)
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR Plus 0.29%	Quarterly	USD	15,233	05/15/2023	(153,179)

						$(8,397,749)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2022, the aggregate market value of these securities amounted to $12,861,091 or 0.9% of net assets.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Fair valued by the Adviser.
(f)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.
(i)

As of July 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $146,303,126 and gross unrealized depreciation of investments was $(107,514,281), resulting in net unrealized appreciation of $38,788,845.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

CZK – Czech Koruna

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

CBT – Chicago Board of Trade

EPRA – European Public Real Estate Association

ETF – Exchange Traded Fund

ETN – Exchange Traded Note

FTSE – Financial Times Stock Exchange

KC HRW – Kansas City Hard Red Winter

LME – London Metal Exchange

MSCI – Morgan Stanley Capital International

NAREIT – National Association of Real Estate Investment Trusts

OBFR – Overnight Bank Funding Rate

PJSC – Public Joint Stock Company

RBOB – Reformulated Gasoline Blend-Stock for Oxygen Blending (Unleaded Gas)

REG – Registered Shares

REIT – Real Estate Investment Trust

STIBOR – Stockholm Interbank Offered Rate

ULSD – Ultra-Low Sulfur Diesel

WTI – West Texas Intermediate

COUNTRY BREAKDOWN1

July 31, 2022 (unaudited)

42.0%	United States
5.5%	United Kingdom
4.1%	Japan
3.0%	Canada
2.6%	China
2.5%	Australia
1.9%	Spain
1.9%	France
1.4%	Hong Kong
1.3%	Germany
0.9%	Singapore
0.9%	Norway
0.7%	South Africa
5.9%	Other
25.4%	Short-Term

100.0%	Total Investments

[1]

All data are as of July 31, 2022. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.7% or less in the following: Austria, Belgium, Brazil, Chile, Denmark, Finland, India, Ireland, Israel, Italy, Luxembourg, Mexico, Netherlands, New Zealand, Philippines, Russia, South Korea, Sweden, Switzerland, Thailand, United Arab Emirates, United Republic of Tanzania and Zambia.

AB Bond Fund, Inc.

All Market Real Return Portfolio

July 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks:
Real Estate	$271,174,830	$144,227,837	$—		$415,402,667
Energy	71,768,318	67,898,757	1	(a)	139,667,076
Materials	38,273,505	50,709,452	0	(a)	88,982,957
Capital Goods	38,428,528	20,736,484	—		59,165,012
Utilities	31,888,053	24,014,749	—		55,902,802
Pharmaceuticals & Biotechnology	15,504,746	9,145,675	—		24,650,421
Software & Services	21,469,537	—	—		21,469,537
Food Beverage & Tobacco	13,851,760	6,561,917	—		20,413,677
Semiconductors & Semiconductor Equipment	10,202,681	4,776,374	—		14,979,055
Technology Hardware & Equipment	12,551,514	2,018,890	—		14,570,404
Media & Entertainment	10,825,313	98,239	—		10,923,552
Transportation	322,426	9,379,815	—		9,702,241
Retailing	8,782,879	868,483	—		9,651,362
Commercial & Professional Services	8,237,137	566,823	—		8,803,960
Banks	5,638,703	2,697,185	—		8,335,888
Health Care Equipment & Services	8,242,214	—	—		8,242,214
Diversified Financials	7,562,156	—	—		7,562,156
Telecommunication Services	—	6,869,597	—		6,869,597
Financials	1,869,059	3,647,902	—		5,516,961
Consumer Durables & Apparel	3,720,704	1,590,637	—		5,311,341
Insurance	700,908	3,892,920	—		4,593,828
Automobiles & Components	1,219,504	1,816,031	—		3,035,535
Industrials	1,219,477	1,115,161	—		2,334,638
Health Care	2,227,109	—	—		2,227,109
Information Technology	1,509,129	638,619	—		2,147,748
Food & Staples Retailing	1,836,273	—	—		1,836,273
Household & Personal Products	1,728,422	—	—		1,728,422
Residential	1,651,428	—	—		1,651,428
Consumer Services	1,064,599	440,782	—		1,505,381
Consumer Discretionary	1,403,507	—	—		1,403,507
Communication Services	—	419,909	—		419,909
Investment Companies	13,109,504	74,427	—		13,183,931
Short-Term Investments	330,392,397	—	—		330,392,397
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	13,700,552	—	—		13,700,552

Total Investments in Securities	952,076,872	364,206,665	1		1,316,283,538
Other Financial Instruments(b):
Assets:
Futures	23,372,333	—	—		23,372,333
Forward Currency Exchange Contracts	—	6,966,058	—		6,966,058
Inflation (CPI) Swaps	—	13,747,782	—		13,747,782
Liabilities:
Futures	(25,571,260)	—	—		(25,571,260)
Forward Currency Exchange Contracts	—	(4,437,469)	—		(4,437,469)
Total Return Swaps	—	(8,397,749)	—		(8,397,749)

Total	$949,877,945	$372,085,287	$1		$1,321,963,233

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2022 is as follows:

Fund	Market Value 10/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$233,997	$1,188,457	$1,092,062	$330,392	$798
Government Money Market Portfolio*	20,370	160,997	167,666	13,701	51
Total	$254,367	$1,349,454	$1,259,728	$344,093	$849

*	Investments of cash collateral for securities lending transactions.